STATEMENTS OF CONSOLIDATED FINANCIAL POSITION - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Patents and software	€ 2,757,000	€ 2,673,000	€ 2,400,000
Property, plant and equipment	563,000	114,000	185,000
Other non-current financial assets	186,000	413,000
Total non-current assets	3,506,000	3,200,000
Other receivables and prepaid expenses	6,536,000	5,239,000
Other current financial assets	904,000	12,924,000
Cash and cash equivalents	23,926,000	5,847,000	6,337,000	€ 14,406,000
Total current assets	31,366,000	24,010,000
TOTAL ASSETS	34,872,000	27,210,000
Shareholders' equity
Share capital	27,190,731.40	20,151,000
Premiums related to the share capital	27,781,000	22,538,000
Treasury shares	(51,000)	(42,000)
Foreign currency translation adjustment	(73,000)	(72,000)
Accumulated deficit - attributable to shareholders of Biophytis	(17,850,000)	(14,759,000)
Net loss - attributable to shareholders of Biophytis	(31,163,000)	(25,517,000)
Shareholders' equity - attributable to shareholders of Biophytis	5,835,000	2,299,000
Non-controlling interests	(32,000)	(31,000)
Total shareholders' equity	5,803,000	2,268,000	€ (8,284,000)	€ 7,006,000
Liabilities
Employee benefit obligations	205,000	188,000
Non-current financial liabilities	5,518,000	1,833,000
Non-current derivative financial instruments	536,000
Total non-current liabilities	6,259,000	2,021,000
Current financial liabilities	12,037,000	13,219,000
Provisions		2,000
Trade payables	7,606,000	7,985,000
Tax and social liabilities	1,998,000	1,446,000
Current derivative financial instruments	788,000
Other creditors and miscellaneous liabilities	381,000	269,000
Total current liabilities	22,810,000	22,921,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 34,872,000	€ 27,210,000